Operating risks (Details Textual) (USD $)	8 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Apr. 30, 2012
Concentration Risk [Line Items]
Concentration Risk, Supplier	23.3	23.6	29.0	27.4
Concentration Risk Accounts Payable	13.9	26.5	12.8	21.7
Concentration Risk Accounts Receivable	66.7	74.2	79.5	65.3
Provision for Doubtful Accounts	$ 0	$ 0	$ 0	$ 0
Customers One [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	13.70%	10.80%	14.70%	18.70%
Customers Two [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	36.40%	42.00%	44.40%	35.60%